Retirement Benefits - Movements in Fair Value of the Plan Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of net defined benefit liability (asset) [Line Items]
Interest income	¥ (1,415)	¥ (1,254)	¥ (1,797)
Plan assets [member]
Disclosure of net defined benefit liability (asset) [Line Items]
At beginning of period	1,318,073	1,420,639
Interest income	7,767	8,080
Return on plan assets excluding interest income	325,474	(77,512)
Contributions by employer	11,752	13,145
Benefits paid	(41,933)	(43,636)
Others	5,977	(2,643)
At end of period	¥ 1,627,110	¥ 1,318,073	¥ 1,420,639